Supplementary Financial Statement Information - Facility Idling (Details8) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Charge For Facility Idling			$ 0.0	$ 0.0	$ 28.1
Asset impairment charge			75.6	0.0	0.0
Ashland Works Hot End [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning of year			6.1	22.1
Payments for restructuring			(5.3)	(20.1)
Additions to the reserve			0.6	4.1
Balance at end of year	$ 1.4	$ 22.1	1.4	6.1	$ 22.1
Charge For Facility Idling		28.1
Costs For Temporarily Idled Operations			21.2	$ 22.1
Asset impairment charge	75.6		75.6
Ashland Works Hot End [Member] | Supplemental Unemployment Benefits [Member]
Restructuring Reserve [Roll Forward]
Charge For Facility Idling		22.2
Ashland Works Hot End [Member] | Equipment Idling And Other Costs [Member]
Restructuring Reserve [Roll Forward]
Charge For Facility Idling		$ 5.9
Maximum [Member] | Ashland Works Hot End [Member]
Restructuring Reserve [Roll Forward]
Estimated Monthly Ongoing Costs	$ 2.0		$ 2.0